OTHER LONG-TERM ASSETS - Other Long Term-Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Other Long Term Assets [Abstract]
Contract asset	$ 314	$ 341
Long-term receivables	382	235
Due from related parties	135	128
Restricted cash	81	52
Intangibles	15	209
Other	84	86
Other long-term assets, net	$ 1,011	$ 1,051